Allowance for Loan Losses (Impaired Loans by Class) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 2,339	$ 4,806
Related Allowance	747	1,600
Unpaid Principal Balance	2,404	4,863
Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,238	4,793
Unpaid Principal Balance	2,250	4,850
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	12	13
Unpaid Principal Balance	12	13
Impaired Loans with Specific Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	1,773	4,239
Related Allowance	477	1,586
Impaired Loans with Specific Allowance [Member] | Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,187	4,239
Related Allowance	747	1,586
Impaired Loans with Specific Allowance [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment
Related Allowance
Impaired Loans with No Specific Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	566	567
Impaired Loans with No Specific Allowance [Member] | Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	51	554
Impaired Loans with No Specific Allowance [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 12	$ 13